Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Useful Lives Assigned to Fixed Assets
The following table summarizes the range of useful lives assigned to fixed assets, by asset class:

Useful lives:
Leasehold improvements	Shorter of the lease term or useful life of the asset
Furniture and equipment	Five years
Computer equipment	Three years
Software	Three to eight years
Internally developed software	five years
Fixed assets consist of the following:

	December 31
	2020	2019
Furniture and equipment	$7,948	$7,021
Computer equipment	3,092	1,557
Leasehold improvements	3,264	3,152
Software	3,827	2,851
Internally developed software	17,343	4,261
Total fixed assets, gross	$35,474	$18,841
Accumulated depreciation and amortization	(13,813)	(11,254)
Total fixed assets, net	$21,661	$7,587
Within each respective period, internally developed software and acquired software consist of the following:

	Year ended December 31
	2020	2019
Internally developed software	$13,082	$4,261
Accumulated amortization	(1,888)	—
Internally developed software, net	$11,194	$4,261
Acquired software	1,470	2,851
Accumulated amortization	(16)	(2,352)
Acquired software, net	$1,453	$499

Schedule of Trade Names	Trade names consists of the following:

	December 31
	2020	2019
Trade names	$5,871	$5,871
Accumulated amortization	(3,187)	(839)
Total trade names, net	$2,684	$5,032

Schedule of Gross Premiums Written and Ceded Premiums	Gross premiums written and ceded premiums are as follows:

	Year ended December 31
	2020	2019	2018
Gross premiums written	$349,636	$294,159	$—
Ceded premiums	(4,028)	(1,452)	—
Net premiums written	$345,608	$292,707	$—
Percentage of amount assumed to net	98.8%	99.5%	—